Net Income (loss) per Share (Tables)	9 Months Ended
Sep. 30, 2023
Net Income (loss) per Share
Schedule of basic and diluted net income per share

	Nine Months Ended September 30,
	2022	2023

	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo’s shareholders	$(56,361)	$259,368
Denominator:
Weighted average ordinary shares outstanding	235,543	235,307
Basic net income (loss) per share attributable to Weibo’s shareholders	$(0.24)	$1.10

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo’s shareholders for calculating diluted net income per share	$(56,361)	$259,368
Denominator:
Weighted average ordinary shares outstanding	235,543	235,307
Effects of dilutive securities
Stock options	—	4
Unvested restricted share units	—	2,506
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	235,543	237,817
Diluted net income (loss) per share attributable to Weibo’s shareholders	$(0.24)	$1.09